Investment in Unconsolidated Partnerships (Summary of Selected Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment In Unconsolidated Partnerships [Line Items]
Investments in real estate, net	$ 257,297	$ 620,430
Cash and cash equivalents (including restricted cash)	4,384	7,914
Intangible assets, net		12,303
Other assets	2,392	26,412
Mortgage notes payable and secured construction loan	149,256	415,933
Other liabilities	1,408	18,101
Members' equity	113,409	233,025
Company's net investment in unconsolidated partnerships	$ 33,389	$ 57,265